Management's Liquidity Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Management's Liquidity Plans (Textual)
Working capital	$ 9,797,017
Stockholders' equity	9,812,079	$ 1,069,604	$ (29,600)
Net loss	$ (3,878,210)	$ (1,819,684)